Note 9 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Interest rate swap contract– Unrealized gain/ (loss)	$ (2,794)	$ (8,469)
Not Designated as Hedging Instrument [Member]
Interest rate swap contract– Unrealized gain/ (loss)	(2,794)	(8,469)
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Fair Value [Member]
Interest rate swap contract– Unrealized gain/ (loss)	(21,548)	42,731
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Interest rate swap contract– Unrealized gain/ (loss)	$ 18,754	$ (51,200)